RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of related party agreements and transactions in the consolidated statements of income	The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2022	2021	2020
Revenues
Power purchase and revenue agreements	$21	$103	$286
Direct operating costs
Other services	(1)	(8)	(4)
Insurance services(1)	—	(26)	(24)
	$(1)	$(34)	$(28)
Interest expense
Borrowings	$—	$(2)	$(2)
Contract balance accretion	(20)	(21)	(13)
	$(20)	$(23)	$(15)
Other related party services	$(5)	$(4)	$—
Management service costs	$(243)	$(288)	$(235)
Prior to November 2021, insurance services were paid to external insurance service providers through subsidiaries of Brookfield Corporation. The fees paid to the subsidiaries of Brookfield Corporation in 2022 were nil (2021 was nil and 2020: was nil). As of November 2021, Brookfield, through a regulated subsidiary, began providing insurance coverage through third-party commercial insurers for the benefits of certain entities in North America. The premiums and claims paid are not included in the table above.
Summary of related party agreements and transactions on the consolidated statements of financial position	The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2022	2021
Current assets
Trade receivables and other current assets
Contract asset	Brookfield	$54	$57

Due from related parties
Amounts due from	Brookfield	105	21
	Equity-accounted investments and other	18	14
		123	35
Non-current assets
Other long-term assets
Contract asset	Brookfield	341	388

Amounts due from	Equity-accounted investments and other	128	142

Current liabilities
Financial instrument liabilities	Brookfield Reinsurance	3	—

Due to related parties
Amounts due to	Brookfield	166	119
	Equity-accounted investments and other	62	13
	Brookfield Reinsurance	321	—
Non-recourse borrowings	Brookfield	88	—
Accrued distributions payable on LP units, BEPC exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	38	32
		675	164
Non-current liabilities
Financial instrument liabilities	Brookfield Reinsurance	3	—

Corporate borrowings	Brookfield Reinsurance	7	—

Non-recourse borrowings	Brookfield Reinsurance and associates	93	51
	Brookfield	1,750	30
		1,843	81

Other long-term liabilities
Amounts due to	Equity-accounted investments, Brookfield Reinsurance and associates and other	1	34
Contract liability	Brookfield	662	635
		$663	$669
Equity
Preferred limited partners equity	Brookfield Reinsurance and associates	$15	$—